Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Segment Information
Revenue and Pre-tax Income by Segment

($ in millions)

	Global Services Segments
	Global	Global
	Technology	Business		Systems and	Global	Total
For the year ended December 31:	Services	Services	Software	Technology	Financing	Segments
2011
External revenue	$40,879	$19,284	$24,944	$18,985	$2,102	$106,194
Internal revenue	1,242	797	3,276	838	2,092	8,246
Total revenue	$42,121	$20,081	$28,219	$19,823	$4,195	$114,440
Pre-tax income	$6,284	$3,006	$9,970	$1,633	$2,011	$22,904
Revenue year-to-year change	6.6%	5.6%	10.9%	5.6%	2.8%	7.1%
Pre-tax income year-to-year change	14.3%	18.1%	5.3%	12.2%	2.8%	9.5%
Pre-tax income margin	14.9%	15.0%	35.3%	8.2%	47.9%	20.0%

2010
External revenue	$38,201	$18,223	$22,485	$17,973	$2,238	$99,120
Internal revenue	1,313	798	2,950	804	1,842	7,707
Total revenue	$39,514	$19,021	$25,436	$18,777	$4,080	$106,827
Pre-tax income*	$5,499	$2,546	$9,466	$1,456	$1,956	$20,923
Revenue year-to-year change	2.0%	2.6%	5.7%	9.8%	0.1%	4.2%
Pre-tax income year-to-year change*	0.3%	1.8%	13.8%	12.1%	13.5%	8.3%
Pre-tax income margin*	13.9%	13.4%	37.2%	7.8%	48.0%	19.6%

2009
External revenue	$37,347	$17,653	$21,396	$16,190	$2,302	$94,889
Internal revenue	1,386	887	2,677	911	1,774	7,635
Total revenue	$38,734	$18,540	$24,073	$17,102	$4,076	$102,524
Pre-tax income*	$5,482	$2,501	$8,319	$1,298	$1,724	$19,323
Revenue year-to-year change	(5.1)%	(10.3)%	(3.1)%	(15.2)%	(8.4)%	(7.6)%
Pre-tax income year-to-year change*	23.0%	(3.4)%	13.9%	(8.8)%	7.1%	11.2%
Pre-tax income margin*	14.2%	13.5%	34.6%	7.6%	42.3%	18.8%

* Reclassified to conform with 2011 presentation.

Revenue and pre-tax income reconciliations to IBM as Reported

($ in millions)

For the year ended December 31:	2011	2010	2009
Revenue
Total reportable segments	$114,440	$106,827	$102,524
Other revenue and adjustments	722	750	869
Elimination of internal transactions	(8,246)	(7,707)	(7,635)
Total IBM consolidated revenue	$106,916	$99,870	$95,758

($ in millions)

For the year ended December 31:	2011	2010 *	2009 *
Pre-tax income
Total reportable segments	$22,904	$20,923	$19,323
Amortization of acquired intangible assets	(629)	(512)	(489)
Acquisition-related charges	(46)	(46)	(9)
Non-operating retirement-related (costs)/income	72	414	509
Elimination of internal transactions	(1,243)	(957)	(744)
Unallocated corporate amounts**	(56)	(98)	(453)
Total IBM consolidated pre-tax income	$21,003	$19,723	$18,138

*                 Reclassified to conform with 2011 presentation.

**          The 2009 amount included a provision related to a joint venture investment, while the 2010 amount included an adjustment of that provision as the venture was divested. The 2009 and 2010 amounts included gains related to the divestiture of the printing business.

Assets and Other Items by segment

($ in millions)

	Global Services Segments
	Global	Global
	Technology	Business		Systems and	Global	Total
For the year ended December 31:	Services	Services	Software	Technology	Financing	Segments
2011
Assets	$15,475	$8,078	$23,926	$7,649	$36,427	$91,557
Depreciation/amortization of intangibles*	1,713	83	1,062	737	1,145	4,739
Capital expenditures/investments in intangibles	1,838	56	469	1,032	930	4,325
Interest income	—	—	—	—	2,139	2,139
Interest expense	—	—	—	—	538	538

2010
Assets	$15,560	$8,007	$22,625	$7,287	$35,813	$89,292
Depreciation/amortization of intangibles*	1,632	75	992	784	1,417	4,900
Capital expenditures/investments in intangibles	1,511	52	463	1,163	1,246	4,434
Interest income	—	—	—	—	2,116	2,116
Interest expense	—	—	—	—	548	548

2009
Assets	$16,422	$6,885	$16,894	$6,907	$34,605	$81,714
Depreciation/amortization of intangibles*	1,680	87	906	814	1,694	5,181
Capital expenditures/investments in intangibles	1,512	45	471	658	1,460	4,145
Interest income	—	—	—	—	2,265	2,265
Interest expense	—	—	—	—	674	674

* Segment pre-tax income does not include the amortization of intangible assets.

Asset reconciliation to IBM as reported

($ in millions)

At December 31:	2011	2010	2009
Assets
Total reportable segments	$91,557	$89,292	$81,714
Elimination of internal transactions	(5,407)	(5,515)	(5,481)
Unallocated amounts
Cash and marketable securities	10,575	10,113	12,688
Notes and accounts receivable	3,526	3,762	3,928
Deferred tax assets	4,865	4,494	5,545
Plant, other property and equipment	2,918	3,067	2,971
Pension assets	2,837	3,060	2,994
Other	5,562	5,178	4,665
Total IBM consolidated assets	$116,433	$113,452	$109,022

Geographic Information

($ in millions)

For the year ended December 31:	2011	2010	2009
United States	$37,041	$35,581	$34,150
Japan	10,968	10,701	10,222
Other countries	58,906	53,589	51,386
Total IBM consolidated revenue	$106,916	$99,870	$95,758

* Revenues are attributed to countries based on the location of the client.

Net Plant, Property and Equipment

($ in millions)

At December 31:	2011	2010	2009
United States	$6,271	$6,134	$6,313
Other countries	6,186	6,298	6,142
Total	$12,457	$12,432	$12,455

Revenue by Classes of Similar Products or Services

($ in millions)

For the year ended December 31:	2011	2010	2009
Global Technology Services
Services	$31,746	$29,367	$28,762
Maintenance	7,515	7,250	6,956
Systems	1,478	1,409	1,279
Software	140	175	351
Global Business Services
Services	$18,956	$17,858	$17,213
Software	211	236	231
Systems	118	129	208
Software
Software	$22,921	$20,882	$20,094
Services	2,022	1,603	1,302
Systems and Technology
Servers	$12,362	$11,619	$10,627
Storage	3,619	3,420	3,177
Microelectronics OEM	1,975	1,938	1,550
Retail Store Solutions	753	674	551
Microelectronics Services	277	321	285
Global Financing
Financing	$1,612	$1,580	$1,715
Used equipment sales	490	659	588